Partners' Equity and Net Income (Loss) Per Unit - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Limited Partners' Capital Account [Line Items]
Percentage of limited partner units outstanding held by public	72.10%
Number of days within which to receive distributed available cash	45 days
Minimum percentage of outstanding units to be held for general partner removal	66.67%
Minimum quarterly distribution per unit	$ 0.35
Subordinated unit converted in to common units	9.8
Exceeded cash distributions per unit	0.4025
General Partner [Member]
Limited Partners' Capital Account [Line Items]
General partner's interest	2.00%